Condensed Consolidated Statements of Stockholders' Equity Deficit (Parenthetical)	May 02, 2018	Nov. 06, 2017	Jul. 21, 2016 $ / shares	Mar. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 $ / shares
Reverse stock split ratio		0.0029	0.0625
Common stock issued, par value			$ 0.01	$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member]
Reverse stock split ratio	0.002